Balance Sheet Components - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued bonus	$ 2,926	$ 3,349	$ 2,501
Accrued payroll and benefits	2,191	1,524	602
Accrued taxes	75	332	75
Accrued fabrication costs	2,304	2,321	1,884
Share appreciation rights	741	706	435
Other accrued expenses	3,867	2,163	1,355
Accrued expenses	$ 12,104	$ 10,395	$ 6,852